Capital and Reserves - Schedule of Options Exercised (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CapitalCommitmentsLineItems [Line Items]
Number of options	800,499	1,277,200
Weighted average exercise price	$ 0.51	$ 1.38
Weighted average market share price on exercise	$ 0.76	$ 3.19
January 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	33,000
Weighted average exercise price	$ 0.69
Weighted average market share price on exercise	$ 2.00
June 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	11,000
Weighted average exercise price	$ 0.50
Weighted average market share price on exercise	$ 0.75
July 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	39,500
Weighted average exercise price	$ 0.50
Weighted average market share price on exercise	$ 0.68
August 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	33,500
Weighted average exercise price	$ 0.50
Weighted average market share price on exercise	$ 0.75
September 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	25,333
Weighted average exercise price	$ 0.50
Weighted average market share price on exercise	$ 0.71
October 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	650,666
Weighted average exercise price	$ 0.50
Weighted average market share price on exercise	$ 0.70
November 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	7,500
Weighted average exercise price	$ 0.76
Weighted average market share price on exercise	$ 1.00
January 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		502,200
Weighted average exercise price		$ 1.60
Weighted average market share price on exercise		$ 3.70
February 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		484,000
Weighted average exercise price		$ 1.65
Weighted average market share price on exercise		$ 3.15
April 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		15,000
Weighted average exercise price		$ 0.89
Weighted average market share price on exercise		$ 2.03
May 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		223,000
Weighted average exercise price		$ 0.51
Weighted average market share price on exercise		$ 2.40
July 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		10,000
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 1.78
September 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		3,000
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 2.28
November 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		40,000
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 2.56